UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund III

Fiera Capital Diversified Alternatives Fund

SEMI-ANNUAL REPORT	APRIL 30, 2018

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-755-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

Sector Weightings†

	Long	Short	Net
Short-Term Investment	51.6%	0.0%	51.6%
Financials	6.1	(3.0)	3.1
Utilities	3.1	(0.4)	2.7
Telecommunication Services	2.8	(0.2)	2.6
Consumer Discretionary	5.9	(3.3)	2.6
Consumer Staples	2.9	(0.6)	2.3
Industrials	4.8	(2.9)	1.9
Real Estate	0.7	0.0	0.7
Health Care	5.3	(4.6)	0.7
Foreign Preferred Stock	0.0	(0.2)	(0.2)
Materials	2.6	(2.8)	(0.2)
Written Options	0.0	(0.9)	(0.9)
Information Technology	6.3	(7.5)	(1.2)
Energy	2.4	(4.0)	(1.6)

Total			64.1
Other Assets and Liabilities, Net			35.9

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK — 23.7%
	Shares	Value

AUSTRALIA — 0.5%
AGL Energy	5,512	$90,173
Qantas Airways	16,855	73,217
Sonic Healthcare	980	17,427
South32	1,279	3,582
Woolworths Group	4,829	101,285

		285,684

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

BELGIUM — 0.2%
Colruyt	333	$18,771
Proximus SADP	2,682	82,362

		101,133

CANADA — 9.3%
Agnico Eagle Mines	2,340	98,470
AltaGas	4,930	95,033
Atco, Cl I	2,100	63,542
Bank of Montreal	200	15,189
BCE	3,780	160,446
BRP	2,200	88,997
CAE	721	13,629
Canadian Apartment Properties ‡	3,000	86,545
Canadian Utilities, Cl A	3,600	91,686
CCL Industries, Cl B	1,420	68,879
CGI Group, Cl A *	3,220	186,587
Chartwell Retirement Residences	7,100	81,896
Constellation Software	370	264,436
Dollarama	900	103,602
Emera	2,510	78,177
Fairfax Financial Holdings	210	116,262
First Capital Realty	6,640	103,793
Fortis	2,500	83,921
Franco-Nevada	1,150	81,569
George Weston	760	62,264
Gildan Activewear	2,620	76,318
Great-West Lifeco	3,070	81,846
Husky Energy	8,000	111,905
Hydro One (A)	6,130	97,349
Imperial Oil	2,700	83,968

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

CANADA — continued
Intact Financial	780	$59,474
Kirkland Lake Gold	7,500	130,846
Loblaw	2,140	108,838
Lundin Mining	13,800	91,359
Maple Leaf Foods	3,100	74,726
Methanex	400	24,110
Metro, Cl A	3,320	105,344
New Flyer Industries	2,330	107,014
Norbord	2,700	111,495
Nutrien	1,280	58,270
Onex	1,200	88,882
Open Text	2,350	82,967
Quebecor, Cl B	9,880	184,218
RioCan Real Estate Investment Trust ‡	3,380	61,469
Rogers Communications, Cl B	4,450	210,066
Royal Bank of Canada	100	7,605
Saputo	200	6,485
Shaw Communications, Cl B	7,940	163,197
SmartCentres Real Estate Investment Trust ‡	3,620	81,199
Stars Group *	4,300	133,761
TELUS	2,330	83,386
Toronto-Dominion Bank	1,800	101,093
TransCanada	1,450	61,481
Waste Connections	910	65,772
West Fraser Timber	1,200	81,284

		4,680,650

DENMARK — 1.3%
Carlsberg, Cl B	826	92,565
Dfds	1,515	94,686
DSV	771	61,271

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

DENMARK — continued
GN Store Nord	2,352	$82,877
ISS	2,803	98,132
Novo Nordisk, Cl B	2,167	102,490
Vestas Wind Systems	1,284	83,287

		615,308

FINLAND — 0.8%
Fortum	4,795	110,655
Orion, Cl B	3,038	92,377
Sampo, Cl A	1,783	96,353
UPM-Kymmene	2,990	107,166

		406,551

GERMANY — 0.2%
Deutsche Telekom	5,803	101,577
ProSiebenSat. 1 Media	170	6,179

		107,756

HONG KONG — 1.5%
CK Hutchinson Holdings	6,000	71,171
CK Infrastructure Holdings	12,000	94,946
CLP Holdings	10,500	109,031
Hang Seng Bank	3,200	81,380
Hong Kong & China Gas	42,900	89,860
MTR	14,000	78,931
PCCW	88,000	54,603
Power Assets Holdings	11,500	85,642
VTech Holdings	2,400	29,401

		694,965

ISRAEL — 0.2%
Check Point Software Technologies *	1,027	99,116

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

ITALY — 0.1%
Banca Mediolanum	2,389	$19,214
Mediaset *	17,904	71,241

		90,455

JAPAN — 4.7%
ANA Holdings	2,600	103,220
Astellas Pharma	7,400	108,678
Daiichi Sankyo	3,200	109,769
Fujitsu	17,000	103,552
GungHo Online Entertainment	26,600	80,540
Hoya	2,300	123,331
Japan Airlines	2,700	106,449
Japan Post Bank	6,000	81,668
Japan Post Holdings	6,500	79,080
Japan Post Insurance	1,200	29,550
Kakaku.com	6,100	116,677
KDDI	100	2,687
Kirin Holdings	2,200	61,842
Konami Holdings	200	9,843
Lion	5,000	108,031
McDonald’s Holdings Japan	2,100	98,353
Medipal Holdings	4,500	96,776
Mixi	2,000	66,045
Nippon Steel & Sumitomo Metal	300	6,545
Nippon Telegraph & Telephone	2,200	104,748
Nissan Motor	9,300	97,960
NTT DOCOMO	4,500	116,699
Secom	200	15,005
Sega Sammy Holdings	7,900	129,788
Seven & i Holdings	2,500	109,884
Square Enix Holdings	2,200	91,767

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Subaru	900	$30,288
Toho	2,100	70,307
Ulvac	900	48,491
Unicharm	3,900	109,701
Yamazaki Baking	800	17,548

		2,434,822

NETHERLANDS — 0.2%
Royal Dutch Shell, Cl A	3,135	109,827

NEW ZEALAND — 0.2%
Spark New Zealand	39,926	97,198

NORWAY — 0.6%
Marine Harvest	4,203	91,502
Statoil	4,425	113,351
Telenor	4,597	101,884

		306,737

PORTUGAL — 0.4%
Galp Energia SGPS	4,381	84,198
Jeronimo Martins SGPS	4,464	78,381

		162,579

SINGAPORE — 0.1%
Singapore Airlines	3,800	31,179

SPAIN — 1.0%
Acciona	520	43,592
Bankia	1,692	7,452
Endesa	2,891	67,624
Iberdrola	9,508	73,668
Industria de Diseno Textil	83	2,584
International Consolidated Airlines Group	7,875	68,324

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

SPAIN — continued
Mediaset Espana Comunicacion	9,379	$90,088
Repsol	5,634	107,837
Telefonica	9,975	101,582

		562,751

SWEDEN — 1.0%
Axfood	2,608	48,532
Boliden	2,215	77,099
Hennes & Mauritz, Cl B	5,302	90,713
Millicom International Cellular	740	49,352
Peab	6,299	56,036
Swedish Match	927	41,710
Telia	21,769	107,345

		470,787

SWITZERLAND — 0.9%
Helvetia Holding	170	101,297
Nestle	1,440	111,858
Roche Holding	197	43,903
SGS *	32	78,046
Swisscom *	170	81,826

		416,930

UNITED KINGDOM — 0.5%
Centrica	55,219	116,919
Indivior	9,202	57,401
National Grid	923	10,709
RELX	1,607	34,302
SSE	4,020	76,430
Tate & Lyle	2,628	20,789

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — continued
WPP	3,771	$64,765

		381,315

TOTAL FOREIGN COMMON STOCK (Cost $11,666,052)		12,055,743

COMMON STOCK — 19.2%
UNITED STATES — 19.2%
Consumer Discretionary — 2.7%
Best Buy	1,119	85,637
Comcast, Cl A	1,988	62,403
Foot Locker	1,503	64,749
Gentex	4,433	100,806
H&R Block	3,947	109,135
Home Depot	565	104,412
Lear	516	96,477
Live Nation Entertainment *	2,322	91,649
Ralph Lauren, Cl A	887	97,437
Ross Stores	1,258	101,709
Signet Jewelers	1,274	49,533
Sirius XM Holdings	14,429	91,336
Thor Industries	451	47,869
TJX	1,109	94,099
Walt Disney	820	82,271
Williams-Sonoma	1,976	94,453

		1,373,975

Consumer Staples — 0.6%
HRG Group *	697	7,834
Ingredion	779	94,329
National Beverage	340	30,042
Procter & Gamble	1,202	86,953

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Staples (continued)
Spectrum Brands Holdings	581	$41,890
Walgreens Boots Alliance	684	45,452

		306,500

Energy — 0.9%
Chevron	452	56,550
CVR Energy	2,865	98,842
Exxon Mobil	998	77,595
Marathon Petroleum	1,352	101,278
Phillips 66	1,038	115,540
Valero Energy	300	33,279

		483,084

Financials — 3.9%
AGNC Investment ‡	3,449	65,255
American Financial Group	918	103,936
Annaly Capital Management ‡	9,666	100,236
Blackstone Mortgage Trust, Cl A ‡	2,903	89,558
CNA Financial	2,117	106,824
CNO Financial Group	727	15,587
Commerce Bancshares	364	23,121
Evercore, Cl A	1,147	116,134
Federated Investors, Cl B	2,888	76,445
Fifth Third Bancorp	2,882	95,596
Green Dot, Cl A *	1,661	101,005
Lazard, Cl A (B)	2,125	115,642
Marsh & McLennan	116	9,454
MetLife	2,208	105,255
Moelis, Cl A	181	9,738
Northern Trust	831	88,709
PNC Financial Services Group	665	96,831

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials (continued)
Principal Financial Group	1,405	$83,204
Prudential Financial	957	101,748
Starwood Property Trust ‡	5,010	105,010
TCF Financial	4,370	108,507
UMB Financial	820	62,796
Unum Group	2,066	99,953
US Bancorp	1,815	91,567

		1,972,111

Health Care — 3.5%
Biogen *	327	89,467
Chemed	300	92,466
Cigna	518	89,003
DaVita *	1,164	73,088
Encompass Health	1,953	118,781
HCA Healthcare	972	93,059
Jazz Pharmaceuticals *	683	103,843
Mallinckrodt *	2,231	29,003
Masimo *	884	79,321
Mettler-Toledo International *	186	104,147
Molina Healthcare *	1,124	93,573
Perrigo	967	75,561
PRA Health Sciences *	700	57,519
Premier, Cl A *	3,232	106,624
Quest Diagnostics	975	98,670
Taro Pharmaceutical Industries *	1,017	103,714
United Therapeutics *	932	102,623
Varian Medical Systems *	871	100,679
Vertex Pharmaceuticals *	633	96,950
WellCare Health Plans *	447	91,707

		1,799,798

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Industrials — 2.5%
3M	33	$6,415
Delta Air Lines	1,519	79,322
Deluxe	1,367	93,694
EMCOR Group	1,277	93,975
Expeditors International of Washington	1,152	73,567
General Dynamics	72	14,494
Graco	2,139	94,095
HD Supply Holdings *	2,660	102,969
JetBlue Airways *	5,144	98,713
Republic Services, Cl A	969	62,675
Robert Half International	2,201	133,711
Southwest Airlines	1,734	91,607
Toro	1,575	91,964
Waste Management	1,028	83,566
WW Grainger	461	129,702

		1,250,469

Information Technology — 3.9%
ARRIS International *	4,181	112,887
Aspen Technology *	1,221	107,143
BlackBerry *	1,956	20,479
CACI International, Cl A *	388	58,607
Cadence Design Systems *	2,327	93,220
CDK Global	1,480	96,555
Citrix Systems *	1,166	119,993
F5 Networks *	542	88,395
Fortinet *	2,245	124,283
Intuit	636	117,526
Juniper Networks	4,023	98,925
KLA-Tencor	182	18,517
Manhattan Associates *	1,956	84,225

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology (continued)
Mastercard, Cl A	91	$16,223
MAXIMUS	1,503	101,648
Motorola Solutions	995	109,281
NCR *	301	9,262
Red Hat *	911	148,548
Synopsys *	1,190	101,757
Teradata *	3,139	128,448
Vishay Intertechnology	4,687	82,725
VMware, Cl A *	914	121,800

		1,960,447

Materials — 0.6%
Louisiana-Pacific	3,649	103,376
Reliance Steel & Aluminum	944	82,997
Sealed Air	2,153	94,409
Worthington Industries	315	14,027

		294,809

Utilities — 0.6%
Ameren	1,853	108,623
CenterPoint Energy	3,705	93,848
MDU Resources Group	3,985	112,257
OGE Energy	285	9,368

		324,096

TOTAL COMMON STOCK (Cost $9,338,812)		9,765,289

SHORT-TERM INVESTMENT — 51.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 1.560% (C)	26,187,144	26,187,144

TOTAL INVESTMENTS IN SECURITIES — 94.5% (Cost $47,192,008)		$48,008,176

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

SECURITIES SOLD SHORT
FOREIGN COMMON STOCK — (11.5)%
	Shares	Value

AUSTRALIA — (0.9)%
Australia & New Zealand Banking Group	(119)	$(2,405)
BHP Billiton	(3,708)	(86,399)
CSL	(839)	(107,606)
Macquarie Group	(1,011)	(82,727)
Seven Group Holdings	(5,356)	(73,508)
WorleyParsons	(8,265)	(101,174)

		(453,819)

BELGIUM — (0.1)%
Anheuser-Busch InBev	(249)	(24,873)
Anheuser-Busch InBev ADR	(670)	(67,054)

		(91,927)

CANADA — (2.3)%
ARC Resources	(5,240)	(58,442)
BlackBerry *	(5,680)	(59,457)
Bombardier *	(40,400)	(124,918)
Enerflex	(5,800)	(70,877)
Enerplus	(4,380)	(50,829)
First Quantum Minerals	(9,800)	(141,205)
Freehold Royalties	(7,600)	(77,009)
Linamar	(1,150)	(64,444)
Methanex	(1,030)	(62,083)
Paramount Resources, Cl A *	(3,580)	(51,109)
Parex Resources *	(4,350)	(74,841)
Peyto Exploration & Development	(5,690)	(53,800)
Seven Generations Energy *	(5,260)	(75,052)
ShawCor	(3,610)	(69,841)
Shopify *	(1,000)	(133,969)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

CANADA — continued
Tourmaline Oil	(3,170)	$(59,625)
Vermilion Energy	(2,030)	(68,618)

		(1,296,119)

FRANCE — (0.7)%
Bollore *	(65)	(321)
Electricite de France	(7,538)	(106,048)
Eurofins Scientific	(159)	(85,981)
L’Oreal	(371)	(89,089)
Remy Cointreau	(260)	(35,825)

		(317,264)

GERMANY — (0.4)%
Deutsche Bank	(7,265)	(99,716)
Fresenius & KGaA	(103)	(7,878)
Siemens	(698)	(89,044)

		(196,638)

HONG KONG — (0.1)%
Minth Group	(8,000)	(38,223)

ISRAEL — (0.2)%
Frutarom Industries	(1,056)	(101,376)

ITALY — (0.6)%
Banco BPM *	(14,555)	(53,020)
Davide Campari-Milano	(10,789)	(81,039)
UniCredit	(4,447)	(96,524)
Unione di Banche Italiane	(6,759)	(34,893)

		(265,476)

JAPAN — (3.9)%
Daifuku	(1,500)	(80,681)
FANUC	(400)	(86,206)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Fukuoka Financial Group	(19,000)	$(101,848)
GMO Payment Gateway	(900)	(89,325)
Kansai Paint	(1,300)	(29,301)
Keyence	(100)	(61,261)
Komatsu	(2,900)	(99,479)
M3	(2,200)	(83,416)
Marui Group	(4,900)	(101,971)
Nidec	(600)	(94,072)
Nintendo	(300)	(126,701)
Nomura Holdings	(10,500)	(60,712)
PeptiDream *	(2,500)	(101,537)
SBI Holdings	(4,000)	(101,244)
SoftBank Group	(1,400)	(108,868)
SUMCO	(4,200)	(103,809)
Sumitomo Metal Mining	(2,200)	(94,544)
Tokai Carbon	(5,100)	(64,147)
Toyota Industries	(1,500)	(88,776)
Universal Entertainment *	(1,800)	(85,620)
Yaskawa Electric	(2,200)	(89,956)

		(1,853,474)

LUXEMBOURG — (0.2)%
Tenaris ADR	(1,690)	(63,172)
Tenaris	(2,886)	(54,263)

		(117,435)

NETHERLANDS — (0.5)%
ArcelorMittal	(2,830)	(96,015)
ASML Holding	(337)	(64,096)
OCI *	(4,129)	(98,277)

		(258,388)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

NORWAY — (0.2)%
Schibsted, Cl A	(2,548)	$(74,512)
Yara International	(1,619)	(68,414)

		(142,926)

SINGAPORE — (0.0)%
DBS Group Holdings	(400)	(9,303)

SPAIN — (0.0)%
Banco Santander	(1,150)	(7,462)

SWEDEN — (0.6)%
Atlas Copco, Cl A	(2,342)	(92,031)
Investor, Cl B	(2,211)	(96,730)
Swedbank	(309)	(6,738)
Volvo, Cl B	(5,265)	(89,708)

		(285,207)

SWITZERLAND — (0.4)%
Credit Suisse Group	(2,075)	(35,166)
Novartis	(1,271)	(98,371)
UBS Group	(2,170)	(36,721)

		(170,258)

UNITED KINGDOM — (0.4)%
CNH Industrial	(7,684)	(95,019)
KAZ Minerals *	(5,607)	(71,048)
Weir Group	(1,872)	(55,049)

		(221,116)

TOTAL FOREIGN COMMON STOCK (Proceeds $5,493,902)		(5,826,411)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — (17.8)%
	Shares	Value

UNITED STATES — (17.8)%
Consumer Discretionary — (2.4)%
Amazon.com *	(80)	$(125,290)
Camping World Holdings, Cl A	(1,799)	(51,505)
CarMax *	(1,613)	(100,813)
Charter Communications, Cl A *	(160)	(43,406)
DR Horton	(2,230)	(98,432)
Floor & Decor Holdings, Cl A *	(1,863)	(103,564)
Liberty Broadband, Cl C *	(1,268)	(89,889)
Mattel	(7,324)	(108,395)
Netflix *	(479)	(149,668)
Newell Brands	(2,931)	(80,984)
Tesla *	(326)	(95,811)
Wayfair, Cl A *	(1,209)	(75,321)
Weight Watchers International *	(1,272)	(89,104)

		(1,212,182)

Consumer Staples — (0.2)%
Coty, Cl A	(5,844)	(101,393)
Walmart	(26)	(2,300)

		(103,693)

Energy — (2.5)%
Baker Hughes a GE	(3,221)	(116,310)
Callon Petroleum *	(3,489)	(48,532)
Cheniere Energy *	(2,164)	(125,858)
Halliburton	(1,896)	(100,469)
National Oilwell Varco	(2,840)	(109,823)
Oasis Petroleum *	(5,336)	(58,856)
Parsley Energy, Cl A *	(4,348)	(130,570)
Patterson-UTI Energy	(5,279)	(113,076)
Schlumberger	(1,602)	(109,833)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Energy (continued)
Targa Resources	(2,110)	$(99,107)
US Silica Holdings	(1,737)	(52,301)
Weatherford International *	(20,371)	(60,094)
WPX Energy *	(7,349)	(125,594)

		(1,250,423)

Financials — (1.3)%
Ares Management	(4,581)	(100,782)
Berkshire Hathaway, Cl B *	(160)	(30,997)
Charles Schwab	(1,882)	(104,790)
Goldman Sachs Group	(393)	(93,664)
Morgan Stanley	(1,835)	(94,723)
Signature Bank NY *	(335)	(42,595)
TD Ameritrade Holding	(1,695)	(98,463)
Virtu Financial, Cl A	(1,990)	(71,640)

		(637,654)

Health Care — (3.6)%
Agios Pharmaceuticals *	(1,126)	(94,483)
Alexion Pharmaceuticals *	(931)	(109,514)
Alnylam Pharmaceuticals *	(938)	(88,669)
Amgen	(667)	(116,378)
Blueprint Medicines *	(745)	(57,156)
Cotiviti Holdings *	(1,724)	(59,547)
Exact Sciences *	(1,877)	(93,869)
ICU Medical *	(392)	(98,666)
Incyte *	(930)	(57,604)
Insulet *	(1,293)	(111,198)
Integra LifeSciences Holdings *	(1,766)	(108,839)
IQVIA Holdings *	(1,078)	(103,229)
Johnson & Johnson	(409)	(51,734)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Health Care (continued)
Nektar Therapeutics, Cl A *	(1,265)	$(105,830)
Penumbra *	(1,048)	(130,319)
QIAGEN *	(2,646)	(86,551)
Sage Therapeutics *	(528)	(75,990)
Sarepta Therapeutics *	(1,676)	(127,979)
Seattle Genetics *	(1,430)	(73,202)
Thermo Fisher Scientific	(480)	(100,968)

		(1,851,725)

Industrials — (0.9)%
Caterpillar	(662)	(95,566)
Deere	(720)	(97,438)
General Electric	(7,730)	(108,761)
Healthcare Services Group	(857)	(33,106)
John Bean Technologies	(138)	(14,870)
Navistar International *	(3,021)	(105,161)

		(454,902)

Information Technology — (5.9)%
2U *	(1,464)	(117,837)
Advanced Micro Devices *	(10,803)	(117,537)
Alphabet, Cl A *	(81)	(82,505)
ANGI Homeservices *	(7,726)	(103,219)
Apple	(699)	(115,517)
Applied Materials	(1,735)	(86,177)
Facebook, Cl A *	(623)	(107,156)
First Solar *	(643)	(45,595)
FleetCor Technologies *	(603)	(124,990)
Global Payments	(931)	(105,250)
GrubHub *	(766)	(77,473)
II-VI *	(1,457)	(55,512)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology (continued)
Intel	(2,260)	$(116,661)
InterXion Holding *	(1,679)	(109,169)
Lumentum Holdings *	(1,351)	(68,158)
MACOM Technology Solutions Holdings *	(1,407)	(23,384)
Micron Technology *	(2,228)	(102,443)
Microsoft	(1,055)	(98,664)
Nutanix, Cl A *	(2,839)	(143,625)
NVIDIA	(476)	(107,052)
Okta, Cl A *	(3,404)	(145,725)
PayPal Holdings *	(1,351)	(100,798)
Snap, Cl A *	(6,630)	(95,008)
Square, Cl A *	(2,149)	(101,734)
SYNNEX	(397)	(39,767)
Take-Two Interactive Software *	(1,067)	(106,391)
Twilio, Cl A *	(2,485)	(104,892)
Twitter *	(3,788)	(114,814)
Universal Display	(681)	(59,962)
Workday, Cl A *	(888)	(110,858)
Zillow Group *	(2,291)	(111,091)

		(2,998,964)

Materials — (0.8)%
Albemarle	(859)	(83,289)
DowDuPont	(600)	(37,944)
FMC	(1,199)	(95,596)
Mosaic	(4,045)	(109,013)
United States Steel	(2,891)	(97,803)

		(423,645)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Utilities — (0.2)%
NRG Energy	(4,028)	$(124,868)

TOTAL COMMON STOCK (Proceeds $8,489,105)		(9,058,056)

FOREIGN PREFERRED STOCK — (0.2)%
GERMANY — (0.2)%
Volkswagen	(548)	(113,717)

TOTAL SECURITIES SOLD SHORT — (29.5)% (Proceeds $14,051,768)		$(14,998,184)

WRITTEN OPTIONS — (0.9)% (D)
TOTAL WRITTEN OPTIONS — (0.9)% (Proceeds $551,060)		$(468,734)

A list of the open contracts held by the Fund at April 30, 2018, is as follows:

WRITTEN OPTIONS — (0.9)%
	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
May 2018 U.S. 10 Year Future Option	(32)	$(3,828)	$120.00	05/19/2018	$(9,000)
May 2018 U.S. 10 Year Future Option	(24)	(2,871)	121.00	05/19/2018	(1,875)
August 2018 U.S. 10 Year Future Option	(23)	(2,743)	120.00	08/18/2018	(15,453)
August 2018 U.S. Bond Future Option	(23)	(3,289)	141.00	08/18/2018	(76,906)
August 2018 U.S. Bond Future Option	(32)	(4,576)	143.00	08/18/2018	(70,500)
August 2018 U.S. Bond Future Option	(12)	(1,716)	144.00	08/18/2018	(20,812)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Put Options
May 2018 U.S. 10 Year Future Option	(32)	$(3,828)	$120.00	05/19/2018	$(21,000)
May 2018 U.S. 10 Year Future Option	(24)	(2,871)	121.00	05/19/2018	(34,875)
August 2018 U.S. 10 Year Future Option	(23)	(2,743)	120.00	08/18/2018	(31,984)
May 2018 U.S. Bond Future Option	(46)	(6,617)	144.00	05/19/2018	(51,750)
August 2018 U.S. Bond Future Option	(23)	(3,289)	141.00	08/18/2018	(31,266)
August 2018 U.S. Bond Future Option	(32)	(4,576)	143.00	08/18/2018	(70,500)
August 2018 U.S. Bond Future Option	(12)	(1,716)	144.00	08/18/2018	(32,813)

TOTAL WRITTEN OPTIONS (Premiums Received $551,060)					$(468,734)

Percentages are based on Net Assets of $50,788,538.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Security considered Master Limited Partnership. At April 30, 2018, these securities amounted to $115,642 or 0.23% of net assets.
(C)	The rate reported is the 7-day effective yield as of April 30, 2018.
(D)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali (Republic of Italy)

CAC40 — French Stock Market Index benchmark

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

CBOT — Chicago Board of Trade

Cl — Class

DJIA — Dow Jones Industrial Average

EURIBOR — Euro Interbank Offered Rate

Euro STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

OMX — Stockholm Stock Exchange

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

S&P — Standard & Poor’s

SGPS — Sociedade Gestora de Participações Sociais (holding company shares)

SGX — Singapore Exchange

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

Yen — Japanese Currency

The open futures contracts held by the Fund at April 30, 2018, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

3-Month EURIBOR	9	Mar-2020	$2,756,628	$2,714,243	$1,687
3-Month EURIBOR	2	Sep-2019	619,555	604,373	119
3-Month EURIBOR	9	Jun-2019	2,776,219	2,722,394	569
90-Day Bank Bill	(10)	Sep-2019	(1,926,254)	(1,898,244)	2,360
90-Day Bank Bill	(8)	Dec-2019	(1,549,929)	(1,517,582)	333
90-Day Bank Bill	(9)	Jun-2019	(1,744,959)	(1,709,821)	98
90-Day Bank Bill	(9)	Mar-2020	(1,698,657)	(1,706,404)	249
90-Day Euro$	(5)	Dec-2019	(1,217,227)	(1,212,875)	4,352
90-Day Euro$	(6)	Jun-2019	(1,462,137)	(1,457,250)	4,887
90-Day Euro$	(6)	Mar-2020	(1,456,701)	(1,455,150)	1,551
90-Day Euro$	(9)	Dec-2019	(1,553,052)	(1,529,592)	(479)
90-Day Euro$	8	Mar-2019	1,524,861	1,474,076	(397)
90-Day Euro$	(5)	Sep-2019	(1,218,340)	(1,213,625)	4,715
90-Day Euro$	(1)	Jun-2019	(182,195)	(176,671)	(130)
90-Day Euro$	(10)	Sep-2019	(1,726,539)	(1,700,924)	(462)
90-Day Euro$	(10)	Jun-2019	(1,733,405)	(1,702,128)	63
90-Day Euro$	(8)	Sep-2019	(1,503,232)	(1,471,817)	(1,171)
90-Day Euro$	(10)	Mar-2020	(1,718,883)	(1,698,515)	(706)
90-Day Euro$	(3)	Dec-2018	(563,984)	(553,230)	(195)
E-Mini Russ 2000 Jun18	5	Jun-2018	392,160	385,950	(6,210)
Amsterdam Index	10	May-2018	1,334,872	1,335,483	1,590
AUD USD Currency	(123)	Jun-2018	(9,415,167)	(9,261,900)	153,267
Australian 10-Year Bond	2	Jun-2018	192,306	192,568	1,206
Australian 3-Year Bond	(18)	Jun-2018	(1,568,727)	(1,502,999)	185
British Pound	(48)	Jun-2018	(4,178,461)	(4,132,800)	45,661
CAC40 10 Euro Index	19	May-2018	1,254,107	1,255,745	1,638
CAD Currency	(12)	Jun-2018	(934,260)	(935,280)	(1,020)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

CAD Currency	(23)	Jun-2018	$(1,794,823)	$(1,792,620)	$2,203
Canadian 10-Year Bond	(61)	Jun-2018	(6,284,253)	(6,245,142)	22,499
CBOE Volatility Index	1	Jun-2018	17,502	16,925	(577)
CBOT Mini DJIA	3	Jun-2018	364,231	361,965	(2,266)
Euro	(19)	Jun-2018	(2,908,865)	(2,879,213)	29,652
Euro	20	Jun-2018	3,043,077	3,030,750	(12,327)
Euro STOXX 50	8	Jun-2018	335,731	335,616	(115)
Euro STOXX 50	87	Jun-2018	3,629,415	3,649,821	31,827
Euro-BTP	3	Jun-2018	505,308	503,605	9,449
Euro-Bund	(30)	Jun-2018	(5,798,690)	(5,750,824)	(15,190)
Euro-OAT	6	Jun-2018	1,130,663	1,114,444	6,940
FTSE 100 Index	12	Jun-2018	1,230,311	1,232,430	7,023
FTSE MIB Index	9	Jun-2018	1,286,254	1,282,361	2,620
Hang Seng China Enterprises Index	1	May-2018	77,645	78,134	512
Hang Seng Index	1	May-2018	194,223	195,352	1,186
Japanese 10-Year Bond	4	Jun-2018	5,642,560	5,511,892	(9,677)
Japanese Yen	232	Jun-2018	26,984,327	26,616,200	(368,127)
Japanese Yen	(8)	Jun-2018	(917,530)	(917,800)	(270)
Long Gilt 10-Year Bond	9	Jun-2018	1,519,038	1,514,848	10,008
Mexican Peso	65	Jun-2018	1,744,682	1,723,800	(20,882)
MSCI Singapore Index	(5)	May-2018	(153,662)	(155,109)	(1,448)
MSCI Taiwan Index	(1)	May-2018	(38,888)	(39,350)	(462)
NASDAQ 100 Index E-MINI	3	Jun-2018	395,156	396,780	1,624
New Zealand Dollar	(110)	Jun-2018	(7,971,280)	(7,741,800)	229,480
New Zealand Dollar	18	Jun-2018	1,305,625	1,266,840	(38,785)
Nikkei 225 Index	1	Jun-2018	110,478	112,250	1,772
Nikkei 225 Index	(3)	Jun-2018	(615,032)	(617,728)	(6,804)
OMX Stockholm 30	(2)	May-2018	(36,321)	(35,744)	167
S&P 500 Index E-MINI	(17)	Jun-2018	(2,271,219)	(2,249,950)	21,269
S&P 500 Index E-MINI	3	Jun-2018	398,381	397,050	(1,331)
S&P Mid Cap 400 Index E-MINI	2	Jun-2018	376,564	374,420	(2,144)
S&P TSX 60 Index	1	Jun-2018	143,341	143,292	(49)
SGX Nifty 50	(21)	Jun-2018	(447,189)	(452,970)	(5,781)
SPI 200 Index	7	Jun-2018	783,618	786,011	13,428

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Swiss Franc	(32)	Jun-2018	$(4,186,482)	$(4,052,800)	$133,682
TOPIX Index	(2)	Jun-2018	(325,559)	(325,558)	(745)
U.S. 10-Year Treasury Note	(24)	Jun-2018	(2,860,435)	(2,871,000)	(10,565)
U.S. 2-Year Treasury Note	2	Jul-2018	425,222	424,094	(1,128)
U.S. 5-Year Treasury Note	10	Jul-2018	1,135,094	1,135,078	(16)
U.S. Long Treasury Bond	12	Jun-2018	1,725,896	1,726,125	229
U.S. Long Treasury Bond	(15)	Jun-2018	(2,136,978)	(2,157,656)	(20,678)
U.S. Ultra Long Treasury Bond	(1)	Jun-2018	(158,498)	(157,125)	1,373
Yen denom Nikkei	109	Jun-2018	11,205,107	11,187,157	3,226

			$302,344	$522,876	$224,562

The open forward contracts held by the Fund at April 30, 2018, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	05/31/18	CAD	1,300,000	USD	1,021,727	$8,566
Morgan Stanley	05/31/18 - 07/31/18	CAD	2,681,000	USD	2,082,669	(9,191)

						$(625)

The following table summarizes the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$12,055,743	$—	$—	$12,055,743
Common Stock	9,765,289	—	—	9,765,289
Short-Term Investment	26,187,144	—	—	26,187,144

Total Investments in Securities	$48,008,176	$—	$—	$48,008,176

Liabilities
Foreign Common Stock	$(5,826,411)	$—	$—	$(5,826,411)
Common Stock	(9,058,056)	—	—	(9,058,056)
Foreign Preferred Stock	(113,717)	—	—	(113,717)

Total Securities Sold Short	$(14,998,184)	$—	$—	$(14,998,184)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Written Options	$(468,734)	$—	$—	$(468,734)
Futures Contracts
Appreciation	754,699	—	—	754,699
Depreciation	(530,137)	—	—	(530,137)
Forwards Contracts
Appreciation	—	8,566	—	8,566
Depreciation	—	(9,191)	—	(9,191)

Total Other Financial Instruments	$(244,172)	$(625)	$—	$(244,797)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2018, the Fund did not hold any level 3 securities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $47,192,008)	$48,008,176
Foreign Currency, at Value (Cost $931,114)	929,828
Receivable from Prime Broker	17,355,772
Receivable for Capital Shares Sold	50
Cash	25,096
Dividend and Interest Receivable	64,628
Reclaim Receivable	11,536
Unrealized Gain on Forward Foreign Currency Contracts	8,566
Unrealized Gain on Foreign Spot Currency Contracts	1
Other Prepaid Expenses	10,116

Total Assets	66,413,769

Liabilities:
Securities Sold Short, at Value (Proceeds $14,051,768)	14,998,184
Written Options, at Value (Premiums Received $551,060)	468,734
Variation Margin Payable	476
Distribution Fees Payable	436
Unrealized Loss on Forward Foreign Currency Contracts	9,191
Payable to Investment Adviser	50,808
Payable to Administrator	18,493
Chief Compliance Officer Fees Payable	11,594
Shareholder Servicing Fees Payable	1,321
Payable to Trustees	115
Other Accrued Expenses and Other Payables	65,879

Total Liabilities	15,625,231

Net Assets	$50,788,538

Net Assets Consist of:
Paid-in Capital	$54,953,445
Accumulated Net Investment Loss	(1,201,138)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(3,138,251)
Net Unrealized Depreciation on Investments and Securities Sold Short	(130,248)
Net Unrealized Appreciation on Futures Contracts	224,562
Net Unrealized Appreciation on Options Contracts	82,326
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2,158)

Net Assets	$50,788,538

Institutional Class Shares:
Net Assets	$50,778,437
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,447,949
Net Asset Value, Offering and Redemption Price Per Share	$9.32

Investor Class Shares:
Net Assets	$10,101
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,094
Net Asset Value, Offering and Redemption Price Per Share	$9.24 *

*	Net assets divided by total share outstanding do not calculate to the stated net asset value because net assets and total shares outstanding amounts are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2018 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$265,493
Interest	296,489
Less: Foreign Taxes Withheld	(23,637)

Total Investment Income	538,345

Expenses:
Investment Advisory Fees (Note 7)	454,844
Administration Fees (Note 6)	111,576
Trustees’ Fees	13,804
Chief Compliance Officer Fees (Note 5)	10,855
Dividend and Interest Expense on Securities Sold Short (Note 2)	197,683
Transfer Agent Fees (Note 6)	38,672
Legal Fees	36,286
Custodian Fees (Note 6)	32,771
Audit Fees	25,642
Registration and Filing Fees	15,860
Other Expenses	24,539

Total Expenses	962,532

Less:
Waiver of Investment Advisory Fees (Note 7)	(115,012)

Net Expenses	847,520

Net Investment Loss	(309,175)

Net Realized Gain (Loss) on:
Investments	1,164,774
Securities Sold Short	(2,024,380)
Futures Contracts	(1,124,029)
Written Options	(101,363)
Foreign Currency Transactions	74,354

Net Realized Loss	(2,010,644)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(481,870)
Securities Sold Short	501,133
Futures Contracts	36,191
Swap Contracts	28,985
Written Options	19,770
Foreign Currency Translation	100

Net Change in Unrealized Appreciation (Depreciation)	104,309

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(1,906,335)

Net Decrease in Net Assets Resulting from Operations	$(2,215,510)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Loss	$(309,175)	$(1,228,284)
Net Realized Gain (Loss) on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions	(2,010,644)	1,596,099
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Translation	104,309	149,960

Net Increase (Decrease) in Net Assets Resulting From Operations	(2,215,510)	517,775

Capital Share Transactions:
Institutional Class Shares
Issued	46,830	237,139
Redeemed	(2,921,057)	(3,573,344)

Net Institutional Class Shares Transactions	(2,874,227)	(3,336,205)

Investor Class Shares
Issued	2,150	2,195
Redeemed	—	(95,925)

Net Investor Class Shares Transactions	2,150	(93,730)

Net Decrease in Net Assets From Capital Share Transactions	(2,872,077)	(3,429,935)

Total Decrease in Net Assets	(5,087,587)	(2,912,160)

Net Assets:
Beginning of Period	55,876,125	58,788,285

End of Period (including Accumulated Net Investment Loss of $(1,201,138) and $(891,963), respectively)	$50,788,538	$55,876,125

Shares Transactions:
Institutional Class Shares
Issued	4,787	24,521
Redeemed	(305,144)	(370,830)

Total Institutional Class Shares Transactions	(300,357)	(346,309)

Investor Class Shares
Issued	235	231
Redeemed	—	(10,137)

Total Investor Class Shares Transactions	235	(9,906)

Net Decrease in Shares Outstanding From Share Transactions	(300,122)	(356,215)

Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
			Selected Per Share Data & Ratios For a Share Outstanding

			Institutional Class Shares
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Year/Period	$9.72		$9.63	$10.35	$10.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.06)		(0.21)	(0.19)	(0.21)	(0.05)
Net Realized and Unrealized Gain (Loss)	(0.34)		0.30	0.04	0.55	0.06

Total from Investment Operations	(0.40)		0.09	(0.15)	0.34	0.01

Dividends and Distributions:
Capital Gains	—		—	(0.57)	—	—
Return of Capital	—		—	— ^	—	—

Total Dividends and Distributions	—		—	(0.57)	—	—

Net Asset Value, End of Year/Period	$9.32		$9.72	$9.63	$10.35	$10.01

Total Return†	(4.12)%		0.93%	(1.45)%	3.40%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$50,778		$55,868	$58,685	$58,928	$50,120
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.26	%††	3.62%	2.94%	2.87%	2.89	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.70	%††	4.05%	3.22%	3.48%	3.93	%††
Ratio of Net Investment Loss to Average Net Assets	(1.19	)%††	(2.14)%	(1.92)%	(2.01)%	(2.10	)%††
Portfolio Turnover Rate‡	153%		548%	796%	603%	140%

*	Per share calculations were performed using average shares for the year/period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.50% for the period ended April 30, 2018, and the years ending October 31, 2017, October 31, 2016, October 31, 2015, and the period ending October 31, 2014.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS — continued
	Selected Per Share Data & Ratios For a Share Outstanding

			Investor Class Shares
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Year/Period	$9.63		$9.54	$10.31	$10.00	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.05)		(0.25)	(0.23)	(0.25)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.34)		0.34	0.03	0.56	0.06

Total from Investment Operations	(0.39)		0.09	(0.20)	0.31	—

Dividends and Distributions:
Capital Gains	—		—	(0.57)	—	—
Return of Capital	—		—	— ^	—	—

Total Dividends and Distributions	—		—	(0.57)	—	—

Net Asset Value, End of Year/Period	$9.24		$9.63	$9.54	$10.31	$10.00

Total Return†	(4.05)%		0.94%	(1.97)%	3.10%	0.00%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$10		$8	$103	$1,909	$10
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.27	%††	3.92%	3.27%	3.22%	3.28	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.71	%††	4.28%	3.56%	3.82%	66.30	%††
Ratio of Net Investment Loss to Average Net Assets	(1.16	)%††	(2.61)%	(2.38)%	(2.39)%	(2.44	)%††
Portfolio Turnover Rate‡	153%		548%	796%	603%	140%

*	Per share calculations were performed using average shares for the year/period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.51% for the period ended April 30, 2018, 2.80% for the year ending October 31, 2017, 2.83% for the year ending October 31, 2016, and 2.85% for the year ending October 31, 2015 and the period ending October 31, 2014, respectively.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 20 funds. The financial statements herein are those of the Fiera Capital Diversified Alternatives Fund (the “Fund”). The investment objective of the Fund is to seek to generate consistent returns relative to risk and maintain low correlation to equity and bond markets. The Fund is classified as a diversified investment company. Fiera Capital Inc. serves as the Fund’s investment adviser (the “Adviser”). The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to the Fund. The Fund currently offers Institutional Class Shares and Investor Class Shares. The Fund commenced operations on July 25, 2014. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

There were no securities in the Fund valued in accordance with fair value procedures as of April 30, 2018.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2018. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2018.

Options Written/Purchased — The Fund invested in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Fund had open option contracts as of April 30, 2018, as disclosed in the Fund’s Schedule of Investments.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds short positions. As of April 30, 2018, the Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statement of Assets and Liabilities.

The Fund had prime brokerage borrowings throughout the period ended April 30, 2018:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid/(Received)	Interest Paid/(Received)
$2,661,344	$1,118,415	(0.27)%	$2,746
180,625	102,433	0.11	(59)
53,811	46,098	0.67	(120)
136,057	94,292	(0.92)	436
143,358	92,438	(0.72)	364
113,885	101,467	(0.19)	47

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid/(Received)	Interest Paid/(Received)
$1,979,852	$1,433,303	(0.31)%	$2,257
3,503	1,123	(1.33)	3
364,524	257,217	0.47	(607)
476,196	370,626	(1.98)	3,688
99,247	34,952	(1.75)	138
43,624	36,679	(0.66)	40
1,407,033	533,242	(1.69)	2,127

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds custodian. As of April 30, 2018, the Fund did not have open swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the year.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

The fair value of derivative instruments as of April 30, 2018, was as follows:

	Asset Derivatives April 30, 2018 Statement of Assets and Liability Location	Fair Value		Liability Derivatives April 30, 2018 Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Foreign exchange contracts	Net Assets — Unrealized appreciation on futures contracts	$593,945	*	Net Assets — Unrealized depreciation on futures contracts	$73,014	*
	Unrealized gain on forward foreign currency contracts	8,566		Unrealized loss on forward foreign currency contracts	9,191
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	87,882	*	Net Assets — Unrealized depreciation on futures contracts	27,932	*
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	72,872	*	Net Assets — Unrealized depreciation on futures contracts	429,191	*
	Purchased options contracts, at Value	—		Written options contracts, at Value	468,734

Total Derivatives not accounted for as hedging instruments		$763,265			$1,008,062

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2018, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Purchased and Written Options	Total
Foreign exchange contracts	$960	$—	$(61,702)	$(60,742)
Equity contracts	(1,973,399)	—	—	(1,973,399)
Interest rate contracts	848,410	—	(39,661)	808,749
Total	$(1,124,029)	$—	$(101,363)	$(1,225,392)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Currency Contracts	Swaps	Written Options	Total
Foreign exchange contracts	$639,587	$(625)	$—	$(5,390)	$633,572
Equity contracts	(278,756)	—	28,985	—	(249,771)
Interest rate contracts	(324,640)	—	—	25,160	(299,480)
Total	$36,191	$(625)	$28,985	$19,770	$84,321

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

For the period ended April 30, 2018, the average notional amount of derivatives held was as follows:

Futures Contracts:
Currency Contracts
Average Notional Balance Long	$39,338,971
Average Notional Balance Short	24,155,151
Ending Notional Balance Long	33,077,710
Ending Notional Balance Short	32,306,867
Interest Rate Contracts
Average Notional Balance Long	$25,294,311
Average Notional Balance Short	42,529,529
Ending Notional Balance Long	19,953,350
Ending Notional Balance Short	40,063,073
Index Contracts
Average Notional Balance Long	$30,337,281
Average Notional Balance Short	4,914,509
Ending Notional Balance Long	23,529,096
Ending Notional Balance Short	3,887,868
Forwards:
Average Notional Balance Long	$2,104,327
Ending Notional Balance Long	1,075,340
Options:
Average Notional Balance Short	$530,614
Ending Notional Balance Short	551,060

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of April 30, 2018, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2018, the Fund paid $111,576 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.10% of average daily net assets of Investor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 2.50% with respect to Institutional Class Shares and Investor Class Shares of the Fund’s average daily net assets until February 28, 2019 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2019. As of April 30, 2018, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived to the Adviser were $271,028 expiring in 2019, $197,702 expiring in 2020, and $247,108 expiring in 2021.

The Adviser employs a “multi-manager” approach, whereby it selects sub-advisers (the “Sub-Advisers”) that use a variety of alternative investment strategies to manage the Fund’s assets and allocates the Fund’s assets among those Sub-Advisers. The Adviser is responsible for the investment performance of the Fund, since it allocates the Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

As of April 30, 2018 the Adviser has entered into investment sub-advisory agreements with the following parties and pays the Sub-Advisers out of the fee that it receives from the Fund:

Investment Sub-Advisers

Acadian Asset Management LLC

Fiera Capital Inc.

Karya Capital Management LP

Mizuho Alternative Investments, LLC

8. Investment Transactions:

For the period ended April 30, 2018, the Fund made purchases of $33,069,019 and sales of $38,661,975 in investment securities other than long-term U.S. Government and short-term securities. The cost of purchases to cover securities sold short and the proceeds from securities sold short were $28,101,623 and $36,688,524, respectively, for the period ended April 30, 2018. There were no purchases or sales of long-term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the years ended October 31, 2017 and October 31, 2016 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2017	$—	$—	$—	$—
2016	2,771,931	578,064	310	3,350,305

As of October 31, 2017, the components of Accumulated Losses on a tax basis were as follows:

Late-Year Loss Deferral	$(885,362)
Unrealized Depreciation	(736,553)
Other Temporary Differences	(327,482)

Total Accumulated Losses	$(1,949,397)

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. There were no losses carried forward under these new provisions at October 31, 2017.

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2017 through October 31, 2017, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding securities sold short) by the Fund at April 30, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 46,640,948	$2,040,346	$(618,974)	$1,421,372

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities sold short held by the Fund at April 30, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 14,045,191	$658,619	$(1,611,612)	$(952,993)

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

ASSET ALLOCATION RISK — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among strategies and Sub-Advisers will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

COMMODITY-LINKED DERIVATIVES RISK — Investments in commodity- linked derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related derivative returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In addition, investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

CREDIT RISK — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK — The Fund’s use of futures contracts for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk and leverage risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a derivative, sell other assets to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

FIXED INCOME MARKET RISK — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

FOREIGN EXPOSURE/EMERGING MARKETS RISK — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

LEVERAGE RISK — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

MARKET RISK — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

MULTI-MANAGER RISK — The Adviser may be unable to identify and retain Sub-Advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund’s assets among Sub-Advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each Sub-Adviser and monitors the overall management of the Fund, each Sub-Adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a Sub-Adviser in an asset class or investment strategy will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

PORTFOLIO TURNOVER RISK — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

SHORT SALE RISK — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

SMALL AND MEDIUM CAPITALIZATION COMPANY RISK — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

TAX RISK — Income from certain commodity-linked derivative instruments that the Fund may invest in may not be considered qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

UNREGISTERED FUND RISK — Unlike the Fund, unregistered funds are not subject to the investor protections provided under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the 1940 Act. The Fund’s performance is subject to the risks associated with the securities and other investments held by an unregistered fund in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of an unregistered fund to achieve its investment objectives. When the Fund invests in an unregistered fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the unregistered fund’s expenses.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

11. Other:

At April 30, 2018, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Fiera Capital Diversified Alternatives Fund, Institutional Class Shares	1	97%
Fiera Capital Diversified Alternatives Fund, Investor Class Shares	3	97%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Change of Independent Registered Public Accounting Firm:

On February 1, 2018, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, engaged Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm to the Fund. On February 1, 2018, KPMG LLP (“KPMG”) was dismissed as the independent registered public accounting firm to the Fund.

KPMG’s reports on the Fund for the two most recent fiscal years ended October 31, 2017 and October 31, 2016, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. For the two most recent fiscal years ended October 31, 2017, and October 31, 2016, and the subsequent interim period through February 1, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements ; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Fund’s fiscal years ended October 31, 2016 and October 31, 2017 and the period November 1, 2017 to February 1, 2018, neither the Fund, its portfolio, nor anyone on its behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018 (Unaudited)

14. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2017 to April 30, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2018

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Fiera Diversified Alternatives Fund — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$958.80	2.50%	$12.14

Hypothetical 5% Return	1,000.00	1,012.40	2.50	12.47
Fiera Diversified Alternatives Fund — Investor Class Shares
Actual Portfolio Return	$1,000.00	$959.50	2.50%	$12.15

Hypothetical 5% Return	1,000.00	1,012.40	2.50	12.47

*	Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

Fiera Capital Diversified Alternatives Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-755-3863

Investment Adviser:

Fiera Capital Inc.

375 Park Avenue, 8th Avenue

New York, NY 10152

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RLL-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018